Fair Value Measurements (Schedule Of Unrealized Gains Losses Related To Available-For-Sale Investments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Amount primarily related to deferred taxes on appreciation of investment value	$ 188		$ 185
U.S. Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	334		509
Total Unrealized Gains	518		529
Total Unrealized Losses	(3)		(2)
Total Fair Value	849	[1]	1,036	[1]
Non-U.S. Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	194		180
Total Unrealized Gains	131		170
Total Unrealized Losses	(2)		(1)
Total Fair Value	323	[1]	349	[1]
U.S. Government And Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	798		571
Total Unrealized Gains	102		55
Total Unrealized Losses			(2)
Total Fair Value	900	[1]	624	[1]
Municipal Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	56		119
Total Unrealized Gains	2		1
Total Unrealized Losses			(1)
Total Fair Value	58	[1]	119	[1]
Other Fixed-Income Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	96		65
Total Unrealized Gains	3		1
Total Unrealized Losses
Total Fair Value	99	[1]	66	[1]
Securities (Assets) [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,478		1,444
Total Unrealized Gains	756		756
Total Unrealized Losses	(5)		(6)
Total Fair Value	$ 2,229	[1]	$ 2,194	[1]

[1]	Excludes $188 million and $185 million at December 31, 2011 and December 31, 2010, respectively, primarily related to deferred taxes on appreciation of investment value.